Convertible Preferred Shares - Convertible Preferred Shares warrant liability (Details) $ in Thousands	1 Months Ended
	Jan. 31, 2017 USD ($)	Jun. 30, 2016 USD ($) item
Series B4 Convertible Preferred Shares
Convertible Preferred Shares
Number of investors of Series B4 Convertible Preferred Shares given an option to participate in next round of equity financing | item		1
Series C2 Convertible Preferred Shares Warrant [Member]
Convertible Preferred Shares
Discount resulted from Warrant exercised	$ 1,307	$ 2,400
Maximum | Series C2 Convertible Preferred Shares Warrant [Member]
Convertible Preferred Shares
Purchase price of warrant reduced for every investment amount of US$1,000		$ 300